Fair Value - Narrative (Details) - Recurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into (out of) Level 3, net	$ (29)	$ 15
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into (out of) Level 3, net	(29)	15
Level 3 | Separate Accounts, financial assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into (out of) Level 3, net	$ 0	$ 0